Volkswagen Auto Loan Enhanced Trust 2020-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 5-29-2020	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		6/18/2020
2	Payment Date		6/22/2020
3	Collection Period	4/1/2020	5/29/2020	59
4	Monthly Interest Period - Actual/360	5/19/2020	6/21/2020	34
5	Monthly Interest - 30/360			31

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	215,000,000.00	215,000,000.00	79,116,376.16	135,883,623.84	0.6320169
7	Class A-2-A Notes	362,000,000.00	362,000,000.00	—	362,000,000.00	1.0000000
8	Class A-2-B Notes	50,000,000.00	50,000,000.00	—	50,000,000.00	1.0000000
9	Class A-3 Notes	471,000,000.00	471,000,000.00	—	471,000,000.00	1.0000000
10	Class A-4 Notes	96,570,000.00	96,570,000.00	—	96,570,000.00	1.0000000

11	Total Securities	$1,194,570,000.00	$1,194,570,000.00	$79,116,376.16	$1,115,453,623.84

12	Overcollateralization	53,026,720.93	53,026,720.93		53,026,720.93

13	Adjusted Pool Balance	$1,247,596,720.93	$1,247,596,720.93	$79,116,376.16	$1,168,480,344.77

14	YSOC	43,206,384.64	43,206,384.64		40,245,172.18

15	Net Pool Balance	$1,290,803,105.57	$1,290,803,105.57	$79,116,376.16	$1,208,725,516.95

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.29978%	N/A	60,871.99	0.2831255	79,177,248.15	368.2662705
17	Class A-2-A Notes	0.93000%	N/A	289,901.67	0.8008333	289,901.67	0.8008333
18	Class A-2-B Notes	0.8142000%	0.18420%	38,448.33	0.7689666	38,448.33	0.7689666
19	Class A-3 Notes	0.98000%	N/A	397,471.67	0.8438889	397,471.67	0.8438889
20	Class A-4 Notes	1.26000%	N/A	104,778.45	1.0850000	104,778.45	1.0850000

21	Total Securities			891,472.11		80,007,848.27

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Scheduled Principal Payments Received	41,574,311.04
23	Scheduled Interest Payments Received	8,358,557.02
24	Prepayments of Principal Received	39,211,093.88
25	Liquidation Proceeds	820,551.00
26	Recoveries Received	48,509.66
27	Other Payments Received to Reduce Principal

28	Subtotal: Total Collections	90,013,022.60

29	Repurchased Receivables	—
30	Reserve Account Excess Amount (Item 88)	203.25

31	Total Available Funds, prior to Servicer Advances	90,013,225.85

32	Servicer Advance (Item 71)	—

33	Total Available Funds + Servicer Advance	90,013,225.85

34	Reserve Account Draw Amount (Item 74)	—

35	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	90,013,225.85

D.	DISTRIBUTIONS
	Distribution Summary:
36	Prior Advance Reimbursement (Item 77)	—
37	Servicing Fees (Item 41)	2,151,338.51
38	Class A Noteholder Interest (Item 50)	891,472.11
39	Principal Distribution Amount (Item 75)	79,116,376.16
40	Amount Paid to Reserve Account to Reach Specified Balance	—
41	Other Amounts Paid to Trustees	—
42	Certificateholders Principal Distribution Amount	—

43	Remaining Funds to Seller	7,854,039.07

	Distribution Detail:	Due	Shortfall	Paid
44	Servicing Fees	2,151,338.51	—	2,151,338.51

	Pro rata:
45	Class A-1 Interest	60,871.99	—	60,871.99
46	Class A-2-A Interest	289,901.67	—	289,901.67
47	Class A-2-B Interest	38,448.33		38,448.33
48	Class A-3 Interest	397,471.67	—	397,471.67
49	Class A-4 Interest	104,778.45	—	104,778.45
50	Class A-1 Interest Carryover Shortfall	—	—	—
51	Class A-2-A Interest Carryover Shortfall	—	—	—
52	Class A-2-B Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	891,472.11	—	891,472.11

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			1,247,596,720.93
57	Beginning Net Pool Balance		1,290,803,105.57
58	Receipts of Scheduled Principal		(41,574,311.04)
59	Receipts of Prepaid Principal		(39,211,093.88)
60	Liquidation Proceeds		(820,551.00)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(471,632.70)

64	Ending Net Pool Balance		1,208,725,516.95
65	Yield Supplement Overcollateralization Amount		40,245,172.18

66	Adjusted Pool Balance		1,168,480,344.77
67	Less: Adjusted Pool Balance - End of Collection Period			1,168,480,344.77

68	Calculated Principal Distribution Amount			79,116,376.16

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 28)			90,013,225.85
70	Less: Prior Advance Reimbursement (Item 33)			—
71	Less: Servicing Fees Paid (Item 34)			2,151,338.51
72	Less: Interest Paid to Noteholders (Item 35)			891,472.11
73	Less: Calculated Principal Distribution (Item 63)			79,116,376.16

74	Equals: Remaining Available Funds before Servicer Advance			7,854,039.07
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

76	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			7,854,039.07
78	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

79	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

80	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			79,116,376.16

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
85	Specified Reserve Account Balance (Lesser of (a) $12,475,967.21, and (b) the aggregate note balance)			12,475,967.21
86	Initial Reserve Account Balance			12,475,967.21
87	Beginning Reserve Account Balance			12,475,967.21
88	Plus: Net Investment Income for the Collection Period			203.25

89	Subtotal: Reserve Fund Available for Distribution			12,476,170.46
90	Plus: Deposit of Excess Available Funds (Item 37)			—
91	Less: Reserve Account Draw Amount (Item 74)			—

92	Subtotal Reserve Account Balance			12,476,170.46
93	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			203.25

94	Equals: Ending Reserve Account Balance			12,475,967.21

95	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial		Current Period
96	Net Pool Balance	1,290,803,106		1,208,725,517
97	Number of Current Contracts	57,735		55,879
98	Weighted Average Loan Rate	4.46%		4.46%
99	Average Remaining Term	55.4		53.6
100	Average Original Term	64.5		64.5
101	Monthly Prepayment Rate - April Collections			1.48%
102	Monthly Prepayment Rate - May Collections			1.37%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
103	Aggregate Outstanding Principal Balance of Charged Off Receivables		56	1,263,501.83
104	Liquidation Proceeds on Related Vehicles			791,869.13
105	Recoveries Received on Receivables Previously Charged Off			48,509.66

106	Net Principal Losses for Current Collection Period		56	423,123.04

107	Beginning Net Principal Losses		—	—
108	Net Principal Losses for Current Collection Period		56	423,123.04

109	Cumulative Net Principal Losses		56	423,123.04

110	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,290,803,105.57)			0.03%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
111	Current	99.09%	55,472	1,197,748,318.29
112	31 - 60 Days Delinquent	0.62%	288	7,499,960.17
113	61 - 90 Days Delinquent	0.29%	119	3,477,238.49
114	91 - 120 Days Delinquent1	0.00%	—	—

115	Total	100.00%	55,879	1,208,725,516.95

H.	DELINQUENCY AND NET LOSS RATIOS
116	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
117	Current Period			0.03%
118	Prior Period			N/A
119	Two Periods Prior			N/A
120	Three Periods Prior			N/A

121	Four Period Average (Current and Three Prior Collection Periods)			0.03%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
122	Current Period			0.29%
123	Prior Period			N/A
124	Two Periods Prior			N/A
125	Three Periods Prior			N/A

126	Four Period Average (Current and Three Prior Collection Periods)			0.29%

127	Delinquncy Trigger			4.48%
128	Delinquency Percentage (61-Day Delinquent Receivables)			0.29%
129	Delinquency Trigger occurred in this collection Period?			No

I.	Outstanding Extended/Deferred Accounts Related to Covid-19 Relief
			# Contracts	Securitization value
129	Beginning of Period:		—	—
130	Add: New Accounts Extended/Deferred		3,780	98,887,389.88
131	Deduct: Contracts Paid off/Charged-off		(1)	(3,373.15)

132	Ending of Period		3,779	98,884,016.73

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

	Credit Risk Retention Information (To appear on the first servicing certificate after closing)
	Pursuant to the Securities and Exchange Commission’s credit risk retention rules, 17 C.F.R. Part 246 (“Regulation RR”), VW Credit, Inc. is required to retain an economic interest in the credit risk of the receivables with a fair value of at least 5% of the aggregate fair value of the notes and the certificate on the Closing Date. Volkswagen Auto Lease/Loan Underwritten Funding, LLC, the depositor and a wholly-owned affiliate of VW Credit, Inc., retained all of the certificates as of the Closing Date as an “eligible horizontal residual interest” (“EHRI”). VW Credit, Inc. recalculated the fair value of EHRI as of the Closing Date, and no changes in the fair value methodology or inputs and assumptions described in the prospectus were made. As of the Closing Date, the approximate fair value of the EHRI retained by the depositor was equal to $115,696,480.71 (8.83% expressed as a percentage of the fair value of the EHRI and the Notes). The depositor is retaining a sufficient portion of the certificates necessary to satisfy the requirements of Regulation RR.

VW CREDIT, INC., as Servicer